American Century Municipal Trust

PROSPECTUS SUPPLEMENT

ARIZONA MUNICIPAL BOND FUND * FLORIDA MUNICIPAL BOND FUND
HIGH-YIELD MUNICIPAL FUND * LONG-TERM TAX-FREE FUND * TAX-FREE BOND FUND
TAX-FREE MONEY MARKET FUND

Supplement dated August 1, 2006 * Prospectuses dated October 1, 2005 and April
1, 2006

ALL REFERENCES TO "QUALIFIED RETIREMENT PLANS" SHOULD BE REPLACED WITH
"EMPLOYER-SPONSORED RETIREMENT PLANS."

B CLASS SHARES ARE NO LONGER AVAILABLE FOR PURCHASE THROUGH EMPLOYER-SPONSORED
RETIREMENT PLANS. HOWEVER, INVESTORS IN SIMPLE IRAS, SEP IRAS AND SARSEP PLANS
ESTABLISHED PRIOR TO AUGUST 1, 2006, MAY MAKE ADDITIONAL PURCHASES.

THE FOLLOWING IS ADDED AS THE FIRST PARAGRAPH UNDER ARIZONA MUNICIPAL
BOND/FLORIDA MUNICIPAL BOND ON PAGE 14 OF THE INVESTOR CLASS PROSPECTUS AND PAGE
15 OF THE A/B/C CLASS PROSPECTUS FOR THE ARIZONA MUNICIPAL BOND AND FLORIDA
MUNICIPAL BOND FUNDS; AS THE FIRST PARAGRAPH UNDER TAX-FREE BOND ON PAGE 14 OF
THE INVESTOR CLASS PROSPECTUS FOR TAX-FREE BOND AND TAX-FREE MONEY MARKET; AND
AS THE SECOND PARAGRAPH UNDER THE FUND MANAGEMENT TEAM ON PAGE 11 OF THE ADVISOR
CLASS PROSPECTUS FOR TAX-FREE BOND.

STEVEN M. PERMUT

Mr. Permut, Senior Vice President and Senior Portfolio Manager, has been a member of the team since July 2001. He joined American Century in June 1987 and became a portfolio manager in June 1990. He has a bachelor's degree in business and geography from State University of New York - Oneonta and an MBA in finance from Golden Gate University - San Francisco.

THE FOLLOWING IS ADDED AS THE FIRST PARAGRAPH UNDER TAX-FREE MONEY MARKET ON
PAGE 14 OF THE INVESTOR CLASS PROSPECTUS FOR TAX-FREE BOND AND TAX-FREE MONEY
MARKET.

STEVEN M. PERMUT

Mr. Permut, Senior Vice President and Senior Portfolio Manager, has been a member of the team since June 2003. He joined American Century in June 1987 and became a portfolio manager in June 1990. He has a bachelor's degree in business and geography from State University of New York - Oneonta and an MBA in finance from Golden Gate University - San Francisco.

THE FOLLOWING IS ADDED AS THE SECOND PARAGRAPH UNDER THE FUND MANAGEMENT TEAM ON
PAGE 12 OF THE INVESTOR PROSPECTUS FOR LONG-TERM TAX-FREE.

STEVEN M. PERMUT

Mr. Permut, Senior Vice President and Senior Portfolio Manager, has been a member of the team since June 2003. He joined American Century in June 1987 and became a portfolio manager in June 1990. He has a bachelor's degree in business and geography from State University of New York - Oneonta and an MBA in finance from Golden Gate University - San Francisco.

THE FOLLOWING ARE ADDED AS THE LAST TWO SENTENCES TO THE FIRST PARAGRAPH UNDER
INVESTING THROUGH A FINANCIAL INTERMEDIARY IN THE LONG-TERM TAX-FREE PROSPECTUS.

The fund is not available for employer-sponsored retirement plans. For more information regarding employer-sponsored retirement plan types, please see
BUYING AND SELLING FUND SHARES in the statement of additional information.

THE FOLLOWING SENTENCE IS ADDED AS THE LAST SENTENCE TO THE FIRST PARAGRAPH
UNDER CHOOSING A SHARE CLASS IN THE A/B/C CLASS PROSPECTUS FOR THE ARIZONA
MUNICIPAL BOND AND FLORIDA MUNICIPAL BOND FUNDS.

For more information regarding employer-sponsored retirement plan types, please see BUYING AND SELLING FUND SHARES in the statement of additonal information.

FOR FUNDS WITH AN A CLASS OF SHARES, THE FOLLOWING REPLACES THE SECOND AND
FOURTH BULLETS, RESPECTIVELY, UNDER WAIVERS FOR CERTAIN INVESTORS.

*  Broker-dealer sponsored wrap program accounts and/or fee-based accounts maintained for clients of certain financial intermediaries who have entered into selling agreements with American Century.

*  Employer-sponsored retirement plan purchases. For plans under $1 million in assets, purchases with sales charges are allowed, but may be subject to the retirement plan recordkeeper's policies. Refer to BUYING AND SELLING FUND
   SHARES in the statement of additional information.

THE FOLLOWING REPLACES THE SECTION MINIMUM INITIAL INVESTMENT AMOUNTS.

MINIMUM INITIAL INVESTMENT AMOUNTS (OTHER THAN INSTITUTIONAL CLASS)

Unless otherwise specified below, the minimum initial investment amount to open an account is $5,000 ($2,500 for Tax-Free Money Market). Financial
intermediaries may open an account with $250, but may require their clients to meet different investment minimums. See INVESTING THROUGH A FINANCIAL
INTERMEDIARY for more information. These funds are not available for employer-sponsored retirement plans.

--------------------------------------------------------------------------------
Broker-dealer sponsored wrap program                             No minimum
accounts and/or fee-based accounts
--------------------------------------------------------------------------------
Coverdell Education Savings Account (CESA)                       $5,000(1)(2)(3)
--------------------------------------------------------------------------------
Traditional or Roth IRAs                                         N/A
--------------------------------------------------------------------------------

(1)  THE MINIMUM INITIAL INVESTMENT FOR FINANCIAL INTERMEDIARIES IS $250.
     FINANCIAL INTERMEDIARIES MAY HAVE DIFFERENT MINIMUMS FOR THEIR CLIENTS.

(2)  $2,500 FOR TAX-FREE MONEY MARKET.

(3)  TO ESTABLISH A CESA, YOU MUST EXCHANGE FROM ANOTHER AMERICAN CENTURY
     CESA OR ROLL OVER A MINIMUM OF $5,000 IN ORDER TO MEET THE FUND'S MINIMUM.

SUBSEQUENT PURCHASES

There is a $50 minimum for subsequent purchases. See WAYS TO MANAGE YOUR ACCOUNT for more information about making additional investments directly with American
Century. However, there is no subsequent purchase minimum for financial intermediaries, but financial intermediaries may require their clients to meet different subsequent purchase requirements.

THE FOLLOWING IS ADDED AS THE THIRD PARAGRAPH UNDER ABUSIVE TRADING PRACTICES ON
PAGE 20 OF THE PROSPECTUS FOR TAX-FREE BOND AND TAX-FREE MONEY MARKET.

For money market funds, American Century anticipates that shareholders will purchase and sell shares frequently because these funds are designed to offer investors a liquid investment. Accordingly, American Century has determined that it is not necessary to monitor trading activity or impose trading restrictions on money market fund shares and these funds accommodate frequent trading.
However, we reserve the right, in our sole discretion, to modify monitoring and other practices as necessary to deal with novel or unique abusive trading practices.

THE FOLLOWING REPLACES THE FIRST SENTENCE OF THE NEXT PARAGRAPH.

For non-money market funds, American Century uses a variety of techniques to monitor for and detect abusive trading practices.

THE FOLLOWING HEADINGS AND PARAGRAPH ARE ADDED AS THE SECOND PARAGRAPH UNDER
SHARE PRICE ON PAGE 23 OF THE PROSPECTUS FOR TAX-FREE BOND AND TAX-FREE MONEY
MARKET.

TAX-FREE MONEY MARKET

The fund's portfolio securities are valued at amortized cost. This means the securities are initially valued at their cost when purchased. After the initial purchase, the difference between the purchase price and the known value at maturity will be reduced at a constant rate until maturity. This valuation will be used regardless of the impact of interest rates on the market value of the security. The board has adopted procedures to ensure that this type of pricing is fair to the fund's investors.

TAX-FREE BOND

American Century Investment Services, Inc., Distributor

©2006 American Century Proprietary Holdings, Inc. All rights reserved.

The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

SH-SPL-50397 0608

American Century Municipal Trust

STATEMENT OF ADDITIONAL INFORMATION SUPPLEMENT

Supplement dated August 1, 2006 * Statement of Additional Information dated
April 1, 2006

ALL REFERENCES TO "QUALIFIED RETIREMENT PLANS" SHOULD BE REPLACED WITH
"EMPLOYER-SPONSORED RETIREMENT PLANS".

EFFECTIVE MAY 14, 2006, ANTONIO CANOVA RESIGNED FROM THE BOARD OF TRUSTEES.

THE ENTRY FOR CHARLES C.S. PARK IN THE OFFICERS TABLE ON PAGE 28 IS DELETED. THE
FOLLOWING REPLACES THE ENTRY FOR MARYANNE ROEPKE ON PAGE 27.

MARYANNE ROEPKE, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1956

POSITION(S) HELD WITH FUNDS: Acting Chief Compliance Officer, Senior Vice
President, Treasurer and Chief Financial Officer

FIRST YEAR OF SERVICE: 2000

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Compliance Officer, ACIM,
ACGIM AND ACS (August 2006 to present); Assistant Treasurer, ACC (January 1995 to present). Also serves as: Senior Vice President, ACS; Assistant Treasurer,
ACIM, ACGIM, ACS, ACIS and other ACC subsidiaries

THE FOLLOWING ENTRIES ARE ADDED AS APPROPRIATE TO THE OTHER ACCOUNTS MANAGED'
TABLE ON PAGE 43. INFORMATION PROVIDED AS OF MAY 31, 2006.

                                                                  OTHER
                                                                  ACCOUNTS
                                                                  (E.G.,
                                  REGISTERED       OTHER          SEPARATE
                                  INVESTMENT       POOLED         ACCOUNTS
                                  COMPANIES        INVESTMENT     AND
                                  (E.G., OTHER     VEHICLES       CORPORATE
                                  AMERICAN         (E.G.,         ACCOUNTS,
                                  CENTURY          COMMINGLED     INCLUDING
                                  FUNDS AND        TRUSTS AND     INCUBATION
                                  AMERICAN         529            STRATEGIES
                                  CENTURY -        EDUCATION      AND
                                  SUBADVISED       SAVINGS        CORPORATE
                                  FUNDS)           PLANS)         MONEY)
--------------------------------------------------------------------------------
Arizona Municipal Bond
--------------------------------------------------------------------------------
Steven M.     Number of Other     14               0              2
Permut        Accounts Managed
              ------------------------------------------------------------------
              Assets in Other     $9,280,300,592   N/A            $128,988,981
              Accounts Managed
--------------------------------------------------------------------------------
Florida Municipal Bond
--------------------------------------------------------------------------------
Steven M.     Number of Other     14               0              2
Permut        Accounts Managed
              ------------------------------------------------------------------
              Assets in Other     $9,293,246,628   N/A            $128,988,981
              Accounts Managed
--------------------------------------------------------------------------------
Long-Term Tax-Free
--------------------------------------------------------------------------------
Steven M.     Number of Other     14               0              2
Permut        Accounts Managed
              ------------------------------------------------------------------
              Assets in Other     $9,298,958,930   N/A            $128,988,981
              Accounts Managed
--------------------------------------------------------------------------------
Tax-Free Bond
--------------------------------------------------------------------------------
Steven M.     Number of Other     14               0              2
Permut        Accounts Managed
              ------------------------------------------------------------------
              Assets in Other     $8,665,366,645   N/A            $128,988,981
              Accounts Managed
--------------------------------------------------------------------------------
Tax-Free Money Market
--------------------------------------------------------------------------------
Steven M.     Number of Other     14               0              2
Permut        Accounts Managed
              ------------------------------------------------------------------
              Assets in Other     $9,065,721,036   N/A            $128,988,981
              Accounts Managed
--------------------------------------------------------------------------------

THE FOLLOWING ENTRIES ARE ADDED AS APPROPRIATE TO THE OWNERSHIP OF SECURITIES
TABLE ON PAGE 46. INFORMATION PROVIDED AS OF MAY 31, 2006.

                                    AGGREGATE DOLLAR RANGE OF SECURITIES IN FUND
--------------------------------------------------------------------------------
Arizona Municipal Bond
  Steven M. Permut(1)                 A
--------------------------------------------------------------------------------
Florida Municipal Bond
  Steven M. Permut(1)                 A
--------------------------------------------------------------------------------
Long-Term Tax-Free
  Steven M. Permut(1)                 A
--------------------------------------------------------------------------------
Tax-Free Bond
  Steven M. Permut(1)                 A
--------------------------------------------------------------------------------

(1)  AMERICAN CENTURY HAS ADOPTED A POLICY THAT, WITH LIMITED EXCEPTIONS,
     REQUIRES ITS PORTFOLIO MANAGERS TO MAINTAIN INVESTMENTS IN THE POLICY
     PORTFOLIOS THEY OVERSEE. HOWEVER, BECAUSE THIS PORTFOLIO MANAGER SERVES ON
     AN INVESTMENT TEAM THAT OVERSEES A NUMBER OF FUNDS IN THE SAME BROAD
     INVESTMENT CATEGORY, THE PORTFOLIO MANAGER IS NOT REQUIRED TO INVEST IN
     EACH SUCH FUND.

THE FOLLOWING IS ADDED AT THE END OF THE SECTION BUYING AND SELLING FUND SHARES
ON PAGE 57.

American Century considers employer-sponsored retirement plans to include the following:

• 401(a) plans                               • 457 plans
• pension plans                              • KEOGH plans
• profit sharing plans                       • employer-sponsored 403(b) plans (including self-directed)
• 401k plans                                 • nonqualified deferred compensation plans
• money purchase plans                       • nonqualified excess benefit plans
• target benefit plans                       • nonqualified retirement plans
• Taft-Hartley multi-employer pension plans  • SIMPLE IRAs
• SERP and "Top Hat" plans                   • SEP IRAs
• ERISA trusts                               • SARSEP
• employee benefit trusts

Traditional and Roth IRAs are not considered employer-sponsored retirement plans. The following table indicates the types of shares that may be purchased through employer-sponsored retirement plans, Traditional IRAs and Roth IRAs.

                                                                   TRADITIONAL
                                             EMPLOYER-SPONSORED    AND ROTH
                                             RETIREMENT PLANS      IRAS
--------------------------------------------------------------------------------
A Class Shares may be purchased @NAV(1)      Yes                   Yes
--------------------------------------------------------------------------------
A Class shares may be purchased              Yes, for plans        Yes
with dealer concessions and sales charge     under $1 million
--------------------------------------------------------------------------------
B Class shares may be purchased(2)           No(3)                 Yes
--------------------------------------------------------------------------------
C Class shares may be purchased              Yes, for plans        Yes
with dealer concessions and CDSC(2)          under $1 million
--------------------------------------------------------------------------------
C Class shares may be purchased              Yes                   No
with no dealer concessions and CDSC(1) (2)
--------------------------------------------------------------------------------
Institutional Class shares may be purchased  Yes                   Yes
--------------------------------------------------------------------------------
Investor Class shares may be purchased       Yes                   Yes
--------------------------------------------------------------------------------
Advisor Class shares may be purchased        Yes                   Yes
--------------------------------------------------------------------------------

(1)  REFER TO THE PROSPECTUS REGARDING SALES CHARGES AND CDSC WAIVERS.

(2)  REFER TO THE PROSPECTUS FOR MAXIMUM PURCHASE REQUIREMENTS.

(3)  SIMPLE IRA PLANS, SEP IRA PLANS AND SARSEP PLANS ESTABLISHED PRIOR TO
     AUGUST 1, 2006, MAY MAKE ADDITIONAL PURCHASES.

American Century Investment Services, Inc., Distributor

©2006 American Century Proprietary Holdings, Inc. All rights reserved.

The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

SH-SPL-50410 0608